Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 872,945,442	$ 774,209,789
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	1,114,594
Not later than one year [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	632,815
Later than one year and not later than two years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	271,377
Later than Two Years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 210,402